Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 7 - LEASES

Operating lease expenses, which excluded short-term lease expenses, were $6,834 and nil for the six months ended June 30, 2025 and 2024, respectively. Short-term lease expenses were $78,401 and $154,814 for the six months ended June 30, 2025 and 2024, respectively.

Amounts recognized in the consolidated balance sheets are as follows:

	As of June 30,	As of December 31,
	2025	2024
	(Unaudited)
Operating lease right-of-use assets	$32,016	$38,133
Operating lease liabilities, current	13,297	13,006
Operating lease liabilities, non-current	13,784	20,408
Total operating lease liabilities	$27,081	$33,414

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	June 30, 2025	December 31, 2024
Weighted-average remaining operating lease term	2.4	2.9

Weighted-average operating discount rate	3.6%	3.6%

The following table summarizes the maturity of lease liabilities as of June 30, 2025:

12 months ending June 30,	Amount
2026	$14,118
2027	14,118
2028	14,118
Total lease payments	42,354
Less: imputed interest	(15,273)
Total lease liabilities	$27,081